Other income/expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	2018	2017	2016
Wages, salaries and social security costs	10,482	7,769	11,654
Office expenses	1,213	1,211	1,397
Audit and consulting services	941	631	569
Provision for legal claims, net	870	1,995	59
Depreciation	756	605	716
Fines and penalties related to business contracts	391	303	487
Social expenses	387	406	452
Consumables	307	276	411
Banking charges and services	245	271	268
Rent	158	165	259
Business trips	139	132	136
Write off of trade and other receivables	2	109	113
Net result from disposal of non-current assets	—	34	57
Other	2,015	1,683	2,213

Total	17,906	15,590	18,791

Summary of Employee Benefits Expenses

Employee benefits expenses are comprised of the following:

	2018	2017	2016
Included in cost of sales
Wages and salaries	21,519	20,591	19,806
Social security costs	6,887	6,438	5,909
Post-employment benefits	130	142	126
Included in selling and distribution expenses
Wages and salaries	3,784	3,686	4,029
Social security costs	999	973	1,015
Included in administrative and other operating expenses
Wages and salaries	8,444	6,259	9,510
Social security costs	2,038	1,510	2,144

Total	43,801	39,599	42,539

Summary of Other Operating Income

Other operating income is comprised of the following:

	2018	2017	2016
Gain from sales of scrap materials	378	226	190
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	359	496	—
Income from fines and penalties related to business contracts	248	307	248
Net result from disposal of non-current assets	128	—	—
Curtailment and result of remeasurement of pension obligations	93	175	392
Revision in estimated cash flows of rehabilitation provision	38	—	375
Insurance compensation	—	—	153
Other	467	183	495

Total	1,711	1,387	1,853

Summary of Finance Income

Finance income is comprised of the following:

	2018	2017	2016
Effect of restructuring of loans and finance leases	33,514	264	992
Remeasurement of fair value of financial instruments (Note 11.5)	320	197	—
Interest income from investments	207	158	177
Income from the discounting of financial instruments	15	14	7

Total	34,056	633	1,176

Summary of Finance Costs

Finance costs are comprised of the following:

	2018	2017	2016
Interest on loans and borrowings	(35,556)	(40,298)	(44,164)
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	(858)	(1,086)	(5,538)
Finance charges payable under finance leases	(1,104)	(1,230)	(1,500)
Fines and penalties on overdue finance leases	(10)	(75)	(475)

Total finance costs related to loans, borrowings and finance leases	(37,528)	(42,689)	(51,677)
Interest expenses under pension liabilities	(279)	(314)	(368)
Unwinding of discounting of financial instruments	(3,916)	(4,179)	(1,956)
Remeasurement of fair value of financial instruments (Note 11.5)	(27)	(117)	—
Unwinding of discount on provisions	(302)	(311)	(239)

Total	(42,052)	(47,610)	(54,240)

Summary of Other Income

Other income is comprised of the following:

	2018	2017	2016
Write-off of trade and other payables with expired legal term	425	516	115
Gain on royalty and other proceeds associated with disposal of Bluestone	3	474	121
Gain on final settlements from subsidiaries’ disposal occurred in previous years	3	—	194
Gain on forgiveness and restructuring of trade and other payables	—	447	—
Dividends received	—	—	3
Other income	81	58	165

Total	512	1,495	598

Summary of Other Expenses

Other expenses are comprised of the following:

	2018	2017	2016
Loss on sales and purchases of foreign currencies	(108)	(114)	(130)
VEB commissions write off	—	—	(1,411)
Provision on non-recoverable advances to pension funds	—	—	(408)
Other expenses	(206)	(106)	(54)

Total	(314)	(220)	(2,003)